UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2018

Item 1. Schedule of Investments.

SerenityShares Impact ETF
Schedule of Investments
June 30, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.8%
Basic Materials - 6.6%
556	CF Industries Holdings, Inc.	$24,686
324	Compass Minerals International, Inc.	21,303
699	Ecolab, Inc.	98,091
1,465	Nutrien Ltd.	79,667
609	Sociedad Quimica y Minera de Chile SA - ADR	29,262
901	The Mosaic Co.	25,273
		278,282
Cyclical Consumer - 14.8%
73	Booking Holdings, Inc. (a)	147,978
508	Etsy, Inc. (a)	21,432
354	Expedia, Inc.	42,547
1,856	Pearson PLC - ADR	21,530
417	Tesla, Inc. (a)	143,010
1,421	The Walt Disney Co.	148,935
381	TripAdvisor, Inc. (a)	21,225
1,768	Twitter, Inc. (a)	77,209
		623,866
Energy - 0.5%
402	First Solar, Inc. (a)	21,169
Finance - 11.5%
1,832	Aflac, Inc.	78,813
1,062	HCP, Inc. (b)	27,421
497	LTC Properties, Inc. (b)	21,242
1,508	Medical Properties Trust, Inc. (b)	21,172
283	National Health Investors, Inc. (b)	20,851
666	Omega Healthcare Investors, Inc. (b)	20,646
433	PotlatchDeltic Corp. (b)	22,018
556	Rayonier, Inc. (b)	21,512
986	Sabra Health Care REIT, Inc. (b)	21,426
1,164	Senior Housing Properties Trust (b)	21,057
1,081	The Western Union Co.	21,977
557	Unum Group	20,603
797	Ventas, Inc. (b)	45,389
833	Welltower, Inc. (b)	52,221
1,837	Weyerhaeuser Co. (b)	66,977
		483,325
Health Care - 16.7%
497	Acadia Healthcare Co., Inc (a)	20,332
247	Amedisys, Inc. (a)	21,109
2,276	Brookdale Senior Living, Inc. (a)	20,689
67	Chemed Corp.	21,561
1,501	Danaher Corp.	148,119
414	DaVita, Inc. (a)	28,748
318	Encompass Health Corp.	21,535
477	Envision Healthcare Corp. (a)	20,993
1,427	Fresenius Medical Care AG & Co KGaA - ADR	71,849
813	HCA Healthcare, Inc.	83,414
413	LifePoint Health, Inc. (a)	20,154
488	MEDNAX, Inc. (a)	21,121
210	Molina Healthcare, Inc. (a)	20,567
1,165	Select Medical Holdings Corp. (a)	21,145
356	Teladoc, Inc. (a)	20,666
585	Tenet Healthcare Corp. (a)	19,638
221	Universal Health Services, Inc. - Class B	24,628
1,157	Zoetis, Inc.	98,565
		704,833

Industrials - 18.1%
867	Advanced Disposal Services, Inc. (a)	21,484
353	AGCO Corp.	21,434
278	Allegion PLC	21,506
213	Autoliv, Inc.	30,506
785	Chegg, Inc. (a)	21,815
386	Clean Harbors, Inc. (a)	21,442
1,240	Covanta Holding Corp.	20,460
765	Deere & Co.	106,947
468	Donaldson Co., Inc.	21,116
278	EnerSys	20,750
362	Itron, Inc. (a)	21,738
2,149	Johnson Controls International PLC	71,884
224	MSA Safety, Inc.	21,580
501	Pentair PLC	21,082
757	Republic Services, Inc.	51,749
1,296	REV Group, Inc.	22,045
725	Rexnord Corp. (a)	21,069
328	Stericycle, Inc. (a)	21,415
371	Tetra Tech, Inc.	21,704
613	Waste Connections, Inc.	46,147
1,014	Waste Management, Inc.	82,479
270	Watts Water Technologies, Inc. - Class A	21,168
435	Xylem, Inc.	29,310
		760,830
Non-Cyclical - 9.8%
206	Bright Horizons Family Solutions, Inc. (a)	21,119
330	Bunge Ltd.	23,004
2,077	CVS Health Corp.	133,655
1,070	Darling Ingredients, Inc. (a)	21,272
709	Hain Celestial Group, Inc. (a)	21,128
1,377	Laureate Education, Inc. - Class A (a)	19,733
963	Sprouts Farmers Market, Inc. (a)	21,253
500	United Natural Foods, Inc. (a)	21,330
2,207	Walgreens Boots Alliance, Inc.	132,453
		414,947

Technology - 13.1%
255	2U, Inc. (a)	21,308
543	Alarm.com Holdings, Inc. (a)	21,926
132	Alphabet, Inc. - Class C (a)	147,266
815	Apple, Inc.	150,865
462	Cree, Inc. (a)	19,205
756	Facebook, Inc. - Class A (a)	146,906
435	Maxar Technologies Ltd.	21,976
431	SolarEdge Technologies, Inc. (a)	20,624
		550,076
Utilities - 8.7%
2,192	Algonquin Power & Utilities Corp.	21,197
364	American States Water Co.	20,806
401	American Water Works Co, Inc.	34,237
604	Aqua America, Inc.	21,249
1,040	Atlantica Yield PLC	20,987
708	Avangrid, Inc.	37,474
403	Avista Corp.	21,222
734	Brookfield Renewable Partners LP (c)	22,057
532	California Water Service Group	20,721
3,451	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	20,741
456	NextEra Energy Partners LP	21,282
1,222	NRG Yield, Inc. - Class C	21,018
397	Ormat Technologies, Inc.	21,116
1,093	Pattern Energy Group, Inc. - Class A	20,494
495	Portland General Electric Co.	21,166
1,801	TerraForm Power, Inc. - Class A	21,072
		366,839
TOTAL COMMON STOCKS (Cost $4,105,868)		4,204,167

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
9,469	Invesco Short-Term Investment Trust - Government & Agency Portfolio - Institutional Class, 1.79% (d)	9,469
TOTAL SHORT-TERM INVESTMENTS (Cost $9,469)		9,469
TOTAL INVESTMENTS - 100.0% (Cost $4,115,337)		4,213,636
Liabilities in Excess of Other Assets - 0.0% (e)		(1,716)
NET ASSETS - 100.0%		$4,211,920

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Real Estate Investment Trust.
(c)	Master Limited Partnership
(d)	Annualized seven-day yield as of June 30, 2018.
(e)	Less than 0.05%.

The Fund’s security classifications are defined by Fund management.

The cost basis of investments for federal income tax purposes at June 30, 2018 is as follows*:
Cost of investments	$4,115,337
Gross unrealized appreciation	225,378
Gross unrealized depreciation	(127,079)
Net unrealized appreciation	$98,299

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the table above does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

All equity securities, including domestic and foreign common stocks, preferred stocks, exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on  Nasdaq will be valued at the  Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”).  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

SerenityShares Impact ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 4,204,167	$ -	$ -	$ 4,204,167
Short-Term Investments	9,469	-	-	9,469
Total Investments in Securities	$ 4,213,636	$ -	$ -	$ 4,213,636
^ See Schedule of Investments for breakout of investments by industry group classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2018, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (acting principal executive Officer) and Assistant Treasurer (acting principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and acting principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          ETF Series Solution

By (Signature and Title)          /s/ Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date        8/22/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Paul R. Fearday
 Paul R. Fearday, President (principal executive officer)

Date        8/22/18

By (Signature and Title)*            /s/ Brett M. Wickmann
Brett M. Wickmann, Assistant Treasurer (acting principal financial officer)

Date        8/22/18

* Print the name and title of each signing officer under his or her signature.